Label	Element	Value
Seguela Project [Member] | Government of Cte d'Ivoire [Member]
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	$ 100,000
Yaramoko Mine [member] | Government of Burkina Faso [Member]
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	$ 1,500,000